CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss) income for the year	$ (5,104)	$ (5,293)	$ 11,594
Will be reclassified subsequently to profit or loss
Currency translation adjustments (no effect on Income Tax)	(1,665)	(2,647)	2,893
NDF effects classified as hedges	(272)	(456)	268
Income Tax effects on NDF classified as hedges and others	21	132	(75)
Will not be reclassified subsequently to profit or loss
Actuarial results	135	64	79
Tax effect	(41)	(20)	(23)
Other components of the comprehensive (loss) / income, net of tax	(1,822)	(2,927)	3,142
Total comprehensive (loss) / income for the year	(6,926)	(8,220)	14,736
Attributable to:
Controlling Company	(7,200)	(8,438)	13,458
Non-controlling interest	$ 274	$ 218	$ 1,278